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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended:  9/30/2000
                                                          -----------
           Check here if Amendment[   ]:  Amendment Number:
                                                            ---------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     LONGVIEW MANAGEMENT GROUP, LLC
          ----------------------------------------------------------------------
Address:  222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
          ----------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Form 13F File Number 28-  4651
                          ------------------------------------------------------

               The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:     Richard Boberg
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    312-236-6300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

\S\Richard Boberg
--------------------------------------------------------------------------------
(Signature)

Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)

November 9, 2000
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
Form 13F File Number 28-
                        --------------------------------------------------------
Name
         -----------------------------------------------------------------------
(Repeat as necessary.)

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Manager:
        None
        ------------------------------------------------------------------------

Form 13F Information Table Entry Total:
        25
        ------------------------------------------------------------------------
Form 13F Information Table Value Total:
        $  40,403 (thousands)
        ---------

 THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:
                         Provide a numbered list of the name(s) and Form 13F
                    file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.     None
        ------------------------------------------------------------------------

Form 13F File Number 28-
                         -------------------------------------------------------
Name
        ------------------------------------------------------------------------
(Repeat as necessary.)


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

                                                13F HOLDINGS REPORT
                                                    9/30/2000


Item 1:                         Item 2:    Item 3:     Item 4:           Item 5:         Item 6:        Item 7:       Item 8:
                                                                                    Investment Discr             Voting Authority

            NAME OF            TITLE OF   CUSIP         FAIR           SHARES OR
            ISSUER              CLASS     NUMBER    MARKET VALUE  PRINCIPLE AMOUNT  SOLE SHARED OTHER MANAGERS   SOLE   SHARED NONE
ABBOTT LABORATORIES             Stock    002824100           501       10,533  SH    X                Longview   10,533
AETNA INC                       Stock    008117103         1,334       22,977  SH    X                Longview   22,977
ALLTEL CORP                     Stock    020039103         2,941       56,346  SH    X                Longview   56,346
AMERICAN INTL GROUP             Stock    026874107           533        5,565  SH    X                Longview    5,565
BANK ONE CORP.                  Stock    06423A103        12,671      332,909  SH    X                Longview  332,909
BOEING CO                       Stock    097023105         1,501       23,273  SH    X                Longview   23,273
BURLINGTON NORTHERN SANTA FE    Stock    12189T104           527       24,440  SH    X                Longview   24,440
CHASE MANHATTAN CORP NEW        Stock    16161A108           968       20,957  SH    X                Longview   20,957
COMPUTER ASSOC INTL             Stock    204912109           443       17,484  SH    X                Longview   17,484
EMERSON ELECTRIC                Stock    291011104         3,824       57,082  SH    X                Longview   57,082
FED HOME LOAN MTG CORP          Stock    313400301           714       13,200  SH    X                Longview   13,200
FANNIE MAE                      Stock    313586109         2,172       30,378  SH    X                Longview   30,378
GENERAL DYNAMICS                Stock    369550108           849       13,522  SH    X                Longview   13,522
GENERAL ELECTRIC                Stock    369604103         1,067       18,462  SH    X                Longview   18,462
HILTON HOTELS                   Stock    432848109         1,388      117,507  SH    X                Longview  117,507
INTEL CORP                      Stock    458140100           403        9,699  SH    X                Longview    9,699
MAYTAG CORP                     Stock    578592107         1,083       34,529  SH    X                Longview   34,529
MERCK & CO                      Stock    589331107           848       11,392  SH    X                Longview   11,392
J.P. MORGAN                     Stock    616880100         1,203        7,362  SH    X                Longview    7,362
PARK PLACE ENTERTAINMENT CORP.  Stock    700690100         1,777      117,507  SH    X                Longview  117,507
PFIZER INC                      Stock    717081103           587       13,068  SH    X                Longview   13,068
PITNEY BOWES INC                Stock    724479100           221        5,600  SH    X                Longview    5,600
SCHLUMBERGER LTD                Stock    806857108           329        4,000  SH    X                Longview    4,000
SUNGARD DATA SYS INC            Stock    867363103           392        9,158  SH    X                Longview    9,158
XEROX CORPORATION               Stock    984121103         2,126      141,761  SH    X                Longview  141,761

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

TOTAL                                                     40,403    1,118,711                                 1,118,711